Share capital - Share Repurchase and Secondary Offering (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Amount of Common shares acquired and cancelled through share repurchase	$ 174,639
Share repurchase and secondary offering [Member]
Disclosure of classes of share capital [line items]
Amount of Common shares acquired and cancelled through share repurchase	174,600
Victoria Gold Corp. (associate) [Member]
Disclosure of classes of share capital [line items]
Amount of Common shares acquired and cancelled through share repurchase	71,400
Dalradian Resources Inc. (other investment) [Member]
Disclosure of classes of share capital [line items]
Amount of Common shares acquired and cancelled through share repurchase	58,100
Aquila Resources Inc. (associate) [Member]
Disclosure of classes of share capital [line items]
Amount of Common shares acquired and cancelled through share repurchase	9,700
Highland Copper Company Inc. (associate) [Member]
Disclosure of classes of share capital [line items]
Amount of Common shares acquired and cancelled through share repurchase	3,000
Other investments [Member]
Disclosure of classes of share capital [line items]
Amount of Common shares acquired and cancelled through share repurchase	$ 32,400